Document and Entity Information	9 Months Ended
Sep. 30, 2015
Document And Entity Information
Entity Registrant Name	IT Management, Inc.
Entity Central Index Key	0001639992
Document Type	S-1/A
Document Period End Date	Sep. 30, 2015
Amendment Flag	true
Amendment Description	Amendment No.1
Entity Filer Category	Smaller Reporting Company